Basis of preparation	12 Months Ended
Dec. 31, 2019
Disclosure of basis of preparation of financial statements [Abstract]
Basis of preparation
Basis of preparation

2.1    Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") and International Financial Reporting Interpretations Committee ("IFRIC") Interpretations as issued by the International Accounting Standards Board ("IASB").

The consolidated financial statements were approved by the Board of Directors (the “Directors”) on March 9, 2020 in Chicago, Illinois (March 10, 2020 in Auckland, New Zealand).

2.2    Going concern

The consolidated financial statements have been prepared using the going concern assumption. As of December 31, 2019, the Group’s consolidated statement of financial position presents current liabilities in excess of current assets due to $3,137 million of borrowings which mature in October 2020 being classified as a current liability. As detailed in note 26, following the initial public offering ("IPO") of Reynolds Consumer Products Inc. ("RCPI"), these borrowings were repaid in February 2020, resulting in current assets exceeding current liabilities.

2.3    Basis of measurement

The consolidated financial statements have been prepared under the historical cost convention except for:

•	certain components of inventory which are measured at net realizable value;

•	defined benefit pension plan liabilities and post-employment medical plan liabilities which are measured under the projected unit credit method; and

•	certain assets and liabilities, such as derivatives, which are measured at fair value.

Information disclosed in the consolidated statement of comprehensive income, consolidated statement of changes in equity and consolidated statement of cash flows for the current year is for the twelve month period ended December 31, 2019. Information for the comparative years is for the twelve month periods ended December 31, 2018 and December 31, 2017.

2.4    Presentation currency

These consolidated financial statements are presented in U.S. dollars (“$”), which is the Group’s presentation currency.

2.5    Use of estimates and judgements

The preparation of the consolidated financial statements requires the Directors and management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses and disclosure of contingent assets and liabilities. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances. Actual results may differ from these estimates. These estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both the current and future periods.

Refer to note 4 for information about the areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements.

2.6    Comparative information

On December 20, 2019, the Group completed the sale of its North American and Japanese closures businesses. These operations represent substantially all of the Group's former Closures segment. The results of the North American and Japanese closures businesses have been presented as discontinued operations for all periods presented. Refer to note 7.

The Group has retained and continues to operate the remaining closures businesses in Europe, the Middle East and Egypt (collectively, “EMEA”) and South America. In note 5, the results and financial position for all periods of the remaining closures businesses have been presented within the Other/Unallocated category.